UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Suite 110., Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	10/31

Date of reporting period:	10/31/24

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

Invenomic Fund

Institutional Class (BIVIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$299	3.16%

How did the Fund perform during the reporting period?

The long portfolio contributed 28.77% while the short portfolio detracted approximately -40.54%, both on a gross basis. During this period, we averaged 109.93% long and -92.39% short resulting in average net exposure of 17.54% and average gross exposure 202.32%.

From a sector perspective, our biggest contributors on the long side were Information Industrials (+6.30%), Financials (+6.17%) and Consumer Discretionary (+5.10%). On the short side, the sectors that detracted the most were Information Technology (-13.22%), Consumer Discretionary (-8.20%) and Financials (-8.09%). From a total portfolio perspective, the top ten contributed 9.79% and the top ten detractors cost -10.62%, both on a gross basis.

Our strategy faced two substantial market headwinds during the year which negatively impacted performance. The first is underperformance of value relative to growth. The Russell 1000 Value/Growth Index was down -10.57% during the period, which is the fifth worst year in the last 25 years. The second and most substantial headwind was the momentum factor which as of October 31, 2024, had its second strongest year in the last 25 years as measured by the Bloomberg US Pure Momentum Factor Index. Considering the strength of the headwinds we faced, we believe we managed risk as well as can be expected. We feel like our portfolio is well positioned for what is likely to be a volatile period going forward.

We expect the market environment to remain volatile for the foreseeable future. The outcome of the U.S. election will create opportunities on the long and the short side regardless of who is elected. Equity valuations remain at extremely elevated levels, and as a result, we will continue to proceed cautiously relying on our investment process, which has served us well over time.

How has the Fund performed since inception?

Total Return Based on $50,000 Investment

Invenomic Fund
S&P Composite 1500® Index
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
$40,000
$175,177
$128,421
Jun-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Invenomic Fund	S&P Composite 1500® Index
Jun-2017	$50,000	$50,000
Oct-2017	$51,100	$52,807
Oct-2018	$56,023	$56,429
Oct-2019	$60,883	$64,136
Oct-2020	$58,412	$69,628
Oct-2021	$98,310	$100,022
Oct-2022	$155,348	$85,648
Oct-2023	$195,635	$93,367
Oct-2024	$175,177	$128,421

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 19, 2017)
Invenomic Fund	-10.46%	23.54%	18.55%
S&P Composite 1500® Index	37.54%	14.90%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$984,405,991
  Number of Portfolio Holdings324
  Advisory Fee $22,612,478
  Portfolio Turnover170%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Money Market Funds	3.5%
Purchased Options	0.1%
Warrant	0.1%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.2%
Equity Option	0.1%
Real Estate	0.5%
Utilities	3.1%
Money Market	3.9%
Financials	6.0%
Materials	7.5%
Energy	8.2%
Consumer Staples	8.9%
Industrials	9.6%
Health Care	9.8%
Consumer Discretionary	13.5%
Communications	14.6%
Technology	24.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund	3.9%
Zoom Video Communications, Inc., Class A	3.1%
Global Payments, Inc.	3.0%
Lyft, Inc.	3.0%
M&T Bank Corporation	2.4%
AT&T, Inc.	2.3%
Upwork, Inc.	2.2%
Viatris, Inc.	1.9%
Solventum Corporation	1.8%
Eversource Energy	1.8%

Short Sector Weighting (% of net assets)

Value	Value
Energy	-0.3%
Consumer Staples	-1.4%
Communications	-1.7%
Materials	-1.7%
Health Care	-4.5%
Real Estate	-5.3%
Financials	-14.1%
Consumer Discretionary	-16.6%
Industrials	-18.4%
Technology	-24.8%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Invenomic Fund - Institutional Class (BIVIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.invenomic.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-BIVIX

Invenomic Fund

Super Institutional Class (BIVSX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$276	2.91%

How did the Fund perform during the reporting period?

The long portfolio contributed 28.77% while the short portfolio detracted approximately -40.54%, both on a gross basis. During this period, we averaged 109.93% long and -92.39% short resulting in average net exposure of 17.54% and average gross exposure 202.32%.

From a sector perspective, our biggest contributors on the long side were Information Industrials (+6.30%), Financials (+6.17%) and Consumer Discretionary (+5.10%). On the short side, the sectors that detracted the most were Information Technology (-13.22%), Consumer Discretionary (-8.20%) and Financials (-8.09%). From a total portfolio perspective, the top ten contributed 9.79% and the top ten detractors cost -10.62%, both on a gross basis.

Our strategy faced two substantial market headwinds during the year which negatively impacted performance. The first is underperformance of value relative to growth. The Russell 1000 Value/Growth Index was down -10.57% during the period, which is the fifth worst year in the last 25 years. The second and most substantial headwind was the momentum factor which as of October 31, 2024, had its second strongest year in the last 25 years as measured by the Bloomberg US Pure Momentum Factor Index. Considering the strength of the headwinds we faced, we believe we managed risk as well as can be expected. We feel like our portfolio is well positioned for what is likely to be a volatile period going forward.

We expect the market environment to remain volatile for the foreseeable future. The outcome of the U.S. election will create opportunities on the long and the short side regardless of who is elected. Equity valuations remain at extremely elevated levels, and as a result, we will continue to proceed cautiously relying on our investment process, which has served us well over time.

How has the Fund performed since inception?

Total Return Based on a $50,000,000 Investment

Invenomic Fund
S&P Composite 1500 TR
$180,000,000
$160,000,000
$140,000,000
$120,000,000
$100,000,000
$80,000,000
$60,000,000
$40,000,000
May-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
$146,339,650
$106,065,730

	Invenomic Fund	S&P Composite 1500 TR
May-2019	$50,000,000	$50,000,000
Oct-2019	$50,262,467	$52,971,862
Oct-2020	$48,313,675	$57,507,229
Oct-2021	$81,496,033	$82,610,742
Oct-2022	$129,141,535	$70,739,147
Oct-2023	$162,954,258	$77,114,215
Oct-2024	$146,339,650	$106,065,730

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 10, 2019)
Invenomic Fund	-10.20%	23.83%	21.66%
S&P Composite 1500® Index	37.54%	14.90%	14.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$984,405,991
  Number of Portfolio Holdings324
  Advisory Fee $22,612,478
  Portfolio Turnover170%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Money Market Funds	3.5%
Purchased Options	0.1%
Warrant	0.1%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.2%
Equity Option	0.1%
Real Estate	0.5%
Utilities	3.1%
Money Market	3.9%
Financials	6.0%
Materials	7.5%
Energy	8.2%
Consumer Staples	8.9%
Industrials	9.6%
Health Care	9.8%
Consumer Discretionary	13.5%
Communications	14.6%
Technology	24.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund	3.9%
Zoom Video Communications, Inc., Class A	3.1%
Global Payments, Inc.	3.0%
Lyft, Inc.	3.0%
M&T Bank Corporation	2.4%
AT&T, Inc.	2.3%
Upwork, Inc.	2.2%
Viatris, Inc.	1.9%
Solventum Corporation	1.8%
Eversource Energy	1.8%

Short Sector Weighting (% of net assets)

Value	Value
Energy	-0.3%
Consumer Staples	-1.4%
Communications	-1.7%
Materials	-1.7%
Health Care	-4.5%
Real Estate	-5.3%
Financials	-14.1%
Consumer Discretionary	-16.6%
Industrials	-18.4%
Technology	-24.8%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Invenomic Fund - Super Institutional Class (BIVSX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.invenomic.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-BIVSX

Invenomic Fund

Investor Class (BIVRX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$323	3.41%

How did the Fund perform during the reporting period?

The long portfolio contributed 28.77% while the short portfolio detracted approximately -40.54%, both on a gross basis. During this period, we averaged 109.93% long and -92.39% short resulting in average net exposure of 17.54% and average gross exposure 202.32%.

From a sector perspective, our biggest contributors on the long side were Information Industrials (+6.30%), Financials (+6.17%) and Consumer Discretionary (+5.10%). On the short side, the sectors that detracted the most were Information Technology (-13.22%), Consumer Discretionary (-8.20%) and Financials (-8.09%). From a total portfolio perspective, the top ten contributed 9.79% and the top ten detractors cost -10.62%, both on a gross basis.

Our strategy faced two substantial market headwinds during the year which negatively impacted performance. The first is underperformance of value relative to growth. The Russell 1000 Value/Growth Index was down -10.57% during the period, which is the fifth worst year in the last 25 years. The second and most substantial headwind was the momentum factor which as of October 31, 2024, had its second strongest year in the last 25 years as measured by the Bloomberg US Pure Momentum Factor Index. Considering the strength of the headwinds we faced, we believe we managed risk as well as can be expected. We feel like our portfolio is well positioned for what is likely to be a volatile period going forward.

We expect the market environment to remain volatile for the foreseeable future. The outcome of the U.S. election will create opportunities on the long and the short side regardless of who is elected. Equity valuations remain at extremely elevated levels, and as a result, we will continue to proceed cautiously relying on our investment process, which has served us well over time.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Invenomic Fund
S&P Composite 1500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$34,422
$25,684
Jun-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Invenomic Fund	S&P Composite 1500® Index
Jun-2017	$10,000	$10,000
Oct-2017	$10,210	$10,561
Oct-2018	$11,154	$11,286
Oct-2019	$12,095	$12,827
Oct-2020	$11,578	$13,926
Oct-2021	$19,473	$20,004
Oct-2022	$30,693	$17,130
Oct-2023	$38,552	$18,673
Oct-2024	$34,422	$25,684

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 19, 2017)
Invenomic Fund	-10.71%	23.27%	18.27%
S&P Composite 1500® Index	37.54%	14.90%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$984,405,991
  Number of Portfolio Holdings324
  Advisory Fee $22,612,478
  Portfolio Turnover170%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Money Market Funds	3.5%
Purchased Options	0.1%
Warrant	0.1%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.2%
Equity Option	0.1%
Real Estate	0.5%
Utilities	3.1%
Money Market	3.9%
Financials	6.0%
Materials	7.5%
Energy	8.2%
Consumer Staples	8.9%
Industrials	9.6%
Health Care	9.8%
Consumer Discretionary	13.5%
Communications	14.6%
Technology	24.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund	3.9%
Zoom Video Communications, Inc., Class A	3.1%
Global Payments, Inc.	3.0%
Lyft, Inc.	3.0%
M&T Bank Corporation	2.4%
AT&T, Inc.	2.3%
Upwork, Inc.	2.2%
Viatris, Inc.	1.9%
Solventum Corporation	1.8%
Eversource Energy	1.8%

Short Sector Weighting (% of net assets)

Value	Value
Energy	-0.3%
Consumer Staples	-1.4%
Communications	-1.7%
Materials	-1.7%
Health Care	-4.5%
Real Estate	-5.3%
Financials	-14.1%
Consumer Discretionary	-16.6%
Industrials	-18.4%
Technology	-24.8%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Invenomic Fund - Investor Class (BIVRX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.invenomic.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-BIVRX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$16,000
2023	$15,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$3,000
2023	$2,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Invenomic Fund
Institutional Class
BIVIX
Investor Class
BIVRX
Super Institutional Class
BIVSX

Annual Financial Statements
October 31, 2024

1-855-466-3406
www.Invenomic.com

INVENOMIC FUND
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 106.1%
	AEROSPACE & DEFENSE - 0.9%
15,184	Airbus S.E.	$2,314,759
155,375	CAE, Inc.(a)	2,734,002
30,507	Hexcel Corporation	1,790,456
10,104	Huntington Ingalls Industries, Inc.	1,868,836
		8,708,053
	APPAREL & TEXTILE PRODUCTS - 1.4%
198,265	Burberry Group PLC	2,002,434
10,455	Oxford Industries, Inc.	759,242
106,718	Puma S.E.	4,849,552
201,346	Salvatore Ferragamo SpA	1,345,738
1,282,311	Samsonite International S.A.	3,011,994
250,551	Unifi, Inc.(a)	1,533,372
		13,502,332
	ASSET MANAGEMENT - 0.2%
129,020	Cannae Holdings, Inc.	2,561,047

	AUTOMOTIVE - 1.8%
89,607	Continental A.G.	5,580,701
1,373,106	Dowlais Group plc	867,065
120,664	Garrett Motion, Inc.(a)	896,534
62,064	Gentex Corporation	1,881,160
55,035	Rivian Automotive, Inc.(a)	555,854
70,714	Standard Motor Products, Inc.	2,276,284
396,115	Toyo Tire Corporation	5,706,811
		17,764,409
	BANKING - 2.7%
547,810	First Foundation, Inc.(b)	3,686,761
119,196	M&T Bank Corporation(b)	23,205,078
		26,891,839
	BEVERAGES - 1.6%
85,568	Fevertree Drinks PLC	819,651
274,052	Molson Coors Beverage Company, Class B(b)	14,927,612
		15,747,263

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 106.1% (Continued)
	BIOTECH & PHARMA - 2.7%
37,567	Incyte Corporation(a)	$2,784,466
200,648	Lexaria Bioscience Corporation(a)(b)	431,393
185,306	Perrigo Company PLC(b)	4,749,393
1,594,488	Viatris, Inc.(b)	18,496,060
		26,461,312
	CHEMICALS - 1.2%
494,317	American Vanguard Corporation(b)	2,585,278
29,760	Eastman Chemical Company(b)	3,127,478
57,092	Ingevity Corporation(a)	2,385,875
46,734	Nutrien Ltd.(b)	2,228,277
18,134	Rogers Corporation(a)	1,818,478
		12,145,386
	COMMERCIAL SUPPORT SERVICES - 4.3%
32,632	AMN Healthcare Services, Inc.(a)	1,238,058
667,729	CoreCivic, Inc.(a)(b)	9,221,337
125,784	Forrester Research, Inc.(a)	1,845,251
232,886	Healthcare Services Group, Inc.(a)	2,554,759
128,112	Heidrick & Struggles International, Inc.(b)	5,004,055
402,538	ISS A/S	7,730,550
459,792	Resources Connection, Inc.	3,701,326
809,177	Securitas A.B., Class B	9,493,728
265,605	TrueBlue, Inc.(a)	1,989,381
		42,778,445
	CONSUMER SERVICES - 2.1%
1,804,327	Coursera, Inc.(a)(b)	12,540,073
1,060,249	Udemy, Inc.(a)(b)	8,312,352
		20,852,425
	CONTAINERS & PACKAGING - 1.3%
79,570	Myers Industries, Inc.	937,335
46,582	Sealed Air Corporation(b)	1,685,337
184,950	Sonoco Products Company(b)	9,713,573
		12,336,245
	E-COMMERCE DISCRETIONARY - 0.7%
26,945	Alibaba Group Holding Ltd. - ADR(b)	2,640,071

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 106.1% (Continued)
	E-COMMERCE DISCRETIONARY - 0.7% (Continued)
65,732	Etsy, Inc.(a)(b)	$3,381,254
115,853	PetMed Express, Inc.(a)	474,997
		6,496,322
	ELECTRIC UTILITIES - 2.8%
116,717	Avista Corporation(b)	4,374,553
90,689	Black Hills Corporation(b)	5,367,882
264,140	Eversource Energy(b)	17,393,619
		27,136,054
	ELECTRICAL EQUIPMENT - 1.6%
167,329	FARO Technologies, Inc.(a)	2,934,951
363,382	Sensata Technologies Holding PLC(b)	12,478,538
		15,413,489
	ENGINEERING & CONSTRUCTION - 0.1%
138,322	Mistras Group, Inc.(a)(b)	1,168,821

	FOOD - 4.5%
110,451	Conagra Brands, Inc.(b)	3,196,452
133,015	Fresh Del Monte Produce, Inc.	4,271,112
987,502	Hain Celestial Group, Inc. (The)(a)(b)	8,620,892
439,807	Kraft Heinz Company (The)(b)	14,715,942
19,570	Nestle S.A.	1,848,959
668,137	Nomad Foods Ltd.(b)	11,725,804
		44,379,161
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
87,373	Canfor Corporation(a)	1,042,314

	GAS & WATER UTILITIES - 0.3%
118,974	UGI Corporation	2,844,668

	HEALTH CARE FACILITIES & SERVICES - 3.0%
99,830	Concentra Group Holdings Parent, Inc.(a)	2,023,554
449,922	Evotec S.E.(a)	3,469,596
194,590	Fulgent Genetics, Inc.(a)	4,173,956
159,147	Pediatrix Medical Group, Inc.(a)(b)	1,960,691

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 106.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.0% (Continued)
746,848	Progyny, Inc.(a)(b)	$11,240,062
756,187	Teladoc Health, Inc.(a)(b)	6,805,683
		29,673,542
	HOME & OFFICE PRODUCTS - 0.7%
558,537	Leggett & Platt, Inc.(b)	6,702,444

	HOUSEHOLD PRODUCTS - 1.2%
259,351	Coty, Inc., Class A(a)	1,929,571
155,291	Helen of Troy Ltd.(a)	9,884,273
		11,813,844
	INDUSTRIAL SUPPORT SERVICES - 0.4%
182,454	Resideo Technologies, Inc.(a)(b)	3,588,870

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
50,101	Euronext N.V.	5,525,605
185,599	State Street Corporation(b)	17,223,587
		22,749,192
	INTERNET MEDIA & SERVICES – 10.9%
35,411	Airbnb, Inc., Class A(a)(b)	4,773,049
92,169	Expedia Group, Inc.(a)(b)	14,406,936
94,618	Fiverr International Ltd.(a)	2,768,523
2,299,350	Lyft, Inc.(a)(b)	29,822,570
128,284	Maplebear, Inc.(a)(b)	5,657,324
373,896	Match Group, Inc.(a)(b)	13,471,473
287,086	Shutterstock, Inc.(b)	9,212,590
216,371	Snap, Inc., Class A(a)	2,631,071
1,567,054	Upwork, Inc.(a)(b)	21,249,252
780,408	Vivid Seats, Inc.(a)	3,176,261
		107,169,049
	LEISURE FACILITIES & SERVICES - 2.7%
144,434	Jack in the Box, Inc.(b)	7,113,375
585,150	Melco Resorts & Entertainment Ltd. - ADR(a)(b)	3,932,208
769,992	Penn Entertainment, Inc.(a)(b)	15,207,341
		26,252,924

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 106.1% (Continued)
	LEISURE PRODUCTS - 0.2%
33,592	Johnson Outdoors, Inc., Class A	$1,062,179
39,102	Spin Master Corporation 144A(c)	827,619
		1,889,798
	MACHINERY - 1.1%
40,073	Albany International Corporation	2,721,758
90,412	Douglas Dynamics, Inc.	2,047,832
69,834	Enovis Corporation(a)	2,882,049
703,216	GrafTech International Ltd.(a)	1,195,467
73,150	Hurco Companies, Inc.	1,536,882
		10,383,988
	MEDICAL EQUIPMENT & DEVICES - 4.0%
79,841	10X Genomics, Inc., Class A(a)	1,279,851
747,935	DENTSPLY SIRONA, Inc.(b)	17,329,654
165,396	Inmode Ltd.(a)	2,824,964
246,929	Solventum Corporation(a)(b)	17,922,106
		39,356,575
	METALS & MINING - 4.4%
866,790	B2Gold Corporation	2,877,743
410,264	Compass Minerals International, Inc.	5,050,350
487,475	Eldorado Gold Corporation(a)	8,467,441
597,275	Equinox Gold Corporation(a)	3,308,904
1,003,566	Kinross Gold Corporation(b)	10,115,944
1,645,405	New Gold, Inc.(a)	4,524,864
99,415	Newmont Corporation	4,517,418
2,812,193	Northern Dynasty Minerals Ltd.(a)	1,143,156
135,788	Torex Gold Resources, Inc.(a)	2,928,656
		42,934,476
	OIL & GAS PRODUCERS - 6.7%
120,330	Chord Energy Corporation(b)	15,053,283
167,075	Civitas Resources, Inc.(b)	8,151,589
48,313	ConocoPhillips(b)	5,292,206
115,951	Enterprise Products Partners, L.P.(b)	3,323,156
85,008	Expand Energy Corporation(b)	7,201,878
205,714	Murphy Oil Corporation(b)	6,475,877

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 106.1% (Continued)
	OIL & GAS PRODUCERS - 6.7% (Continued)
325,310	Ovintiv, Inc.(b)	$12,752,152
764,694	Veren, Inc.(b)	3,945,821
422,973	Vermilion Energy, Inc.	3,943,110
		66,139,072
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
95,903	DMC Global, Inc.(a)	967,661
104,679	Schlumberger N.V.	4,194,488
		5,162,149
	REAL ESTATE INVESTMENT TRUSTS - 0.5%
363,023	Allied Properties Real Estate Investment Trust	4,789,552

	RENEWABLE ENERGY - 1.0%
398,888	Array Technologies, Inc.(a)	2,604,739
832,980	Shoals Technologies Group, Inc., Class A(a)(b)	4,506,421
156,862	SolarEdge Technologies, Inc.(a)(b)	2,676,066
		9,787,226
	RETAIL - CONSUMER STAPLES - 1.6%
366,135	Carrefour S.A.	5,788,310
84,145	Five Below, Inc.(a)(b)	7,976,105
53,032	Koninklijke Ahold Delhaize N.V.	1,748,314
		15,512,729
	RETAIL - DISCRETIONARY - 3.8%
36,258	Advance Auto Parts, Inc.	1,294,048
40,682	Foot Locker, Inc.	943,416
106,333	HUGO BOSS A.G.	4,866,753
438,233	Kohl’s Corporation(b)	8,098,546
339,527	Macy’s, Inc.(b)	5,208,344
375,174	Monro, Inc.(b)	10,283,519
213,921	Sally Beauty Holdings, Inc.(a)(b)	2,780,973
256,663	Warby Parker, Inc.(a)(b)	4,345,305
		37,820,904
	SEMICONDUCTORS - 1.2%
34,219	AIXTRON S.E.	542,278
1,326,894	Alphawave IP Group PLC(a)	1,905,680

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 106.1% (Continued)
	SEMICONDUCTORS - 1.2% (Continued)
97,091	Intel Corporation	$2,089,398
24,500	IPG Photonics Corporation(a)	1,983,520
215,335	Rohm Company Ltd.	2,432,679
164,332	Vishay Intertechnology, Inc.	2,787,071
		11,740,626
	SOFTWARE - 12.5%
3,467,113	8x8, Inc.(a)(b)	7,731,662
74,408	Akamai Technologies, Inc.(a)(b)	7,521,161
121,727	BILL Holdings, Inc.(a)(b)	7,103,988
2,510,505	Clarivate PLC(a)(b)	16,569,333
241,809	Concentrix Corporation(b)	10,279,301
171,820	Domo, Inc.(a)	1,365,969
194,044	Freshworks, Inc.(a)	2,270,315
12,065	Ingram Micro Holding Corporation(a)	292,576
193,282	Mitek Systems, Inc.(a)	1,660,292
144,522	Perion Network Ltd.(a)	1,177,854
504,908	Riskified Ltd.(a)	2,256,939
26,297	Salesforce, Inc.(b)	7,662,157
180,950	SS&C Technologies Holdings, Inc.(b)	12,653,833
445,491	TeamViewer A.G.(a)	6,437,185
132,642	TruBridge, Inc.(a)	1,701,797
238,226	UiPath, Inc., Class A(a)	2,944,473
67,894	Ziff Davis, Inc.(a)	3,141,455
410,602	Zoom Video Communications, Inc., Class A(a)(b)	30,688,392
		123,458,682
	SPECIALTY FINANCE - 0.7%
207,053	EZCORP, Inc., Class A(a)	2,379,039
279,839	Flywire Corporation(a)(b)	4,874,795
		7,253,834
	STEEL - 0.5%
412,116	Algoma Steel Group, Inc.(b)	4,265,401
67,515	Metallus, Inc.(a)	951,286
		5,216,687

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 106.1% (Continued)
	TECHNOLOGY HARDWARE - 2.7%
309,511	Comtech Telecommunications Corporation(a)	$1,151,381
67,404	Crane NXT Company(b)	3,658,015
7,112	Samsung Electronics Company Ltd.	7,531,608
567,677	Stratasys Ltd.(a)	4,058,891
79,537	TD SYNNEX Corporation(b)	9,174,593
37,390	Vishay Precision Group, Inc.(a)	867,822
		26,442,310
	TECHNOLOGY SERVICES - 8.0%
45,856	Block, Inc., Class A(a)(b)	3,316,306
1,203,429	Converge Technology Solutions Corporation	2,592,945
1,411,950	Dun & Bradstreet Holdings, Inc.(b)	16,788,085
78,695	EVERTEC, Inc.	2,578,048
288,803	Global Payments, Inc.(b)	29,951,760
392,875	Integral Ad Science Holding Corporation(a)(b)	4,651,640
138,239	LiveRamp Holdings, Inc.(a)(b)	3,460,122
113,951	PayPal Holdings, Inc.(a)(b)	9,036,314
39,803	WEX, Inc.(a)	6,869,998
		79,245,218
	TELECOMMUNICATIONS - 3.7%
3,065,785	Airtel Africa PLC	4,031,535
1,024,462	AT&T, Inc.(b)	23,091,374
222,209	Verizon Communications, Inc.(b)	9,361,666
		36,484,575
	TRANSPORTATION & LOGISTICS - 1.3%
25,460	Copa Holdings S.A., Class A(b)	2,477,258
1,222,956	Deutsche Lufthansa A.G.	8,462,526
181,429	Mullen Group Ltd.	1,962,381
		12,902,165
	WHOLESALE - DISCRETIONARY - 0.2%
50,297	LKQ Corporation	1,850,427

	TOTAL COMMON STOCKS (Cost $968,385,253)	1,044,550,443

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Expiration Date	Exercise Price		Fair Value
	WARRANT — 0.1%
	BIOTECH & PHARMA - 0.1%
320,380	Lexaria Bioscience Corporation Warrants	05/12/2028	$0.95		$566,303

	TOTAL WARRANT (Cost $3,204)

	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
38,474,636	First American Government Obligations Fund, Class X, 4.78% (Cost $38,474,636)(d)				38,474,636

Contracts(e)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
3,353	Lyft, Inc.	01/17/2025	$15	$4,348,841	$291,711
1,257	Lyft, Inc.	05/16/2025	15	1,630,329	230,031
838	Lyft, Inc.	06/20/2025	15	1,086,886	175,980
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $324,662)				697,722

	TOTAL INVESTMENTS - 110.2% (Cost $1,007,187,755)				$1,084,289,104
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%				(99,883,113)
	NET ASSETS - 100.0%				$984,405,991

Shares					Fair Value
	COMMON STOCKS SOLD SHORT — (88.8)%
	AEROSPACE & DEFENSE - (1.6)%
(36,496)	AeroVironment, Inc.				$(7,845,181)
(15,575)	HEICO Corporation				(3,815,096)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.8)% (Continued)
	AEROSPACE & DEFENSE - (1.6)% (Continued)
(241,170)	Joby Aviation, Inc.	$(1,157,616)
(32,241)	Loar Holdings, Inc.	(2,778,529)
		(15,596,422)

	APPAREL & TEXTILE PRODUCTS - (1.2)%
(155,484)	Birkenstock Holding PLC	(7,152,265)
(11,188)	Kontoor Brands, Inc.	(958,028)
(80,714)	On Holding A.G.	(3,827,458)
		(11,937,751)
	ASSET MANAGEMENT - (6.8)%
(92,952)	Ares Management Corporation, CLASS A	(15,586,191)
(114,850)	Blackstone, Inc.	(19,266,087)
(507,487)	Blue Owl Capital, Inc.	(11,347,409)
(36,905)	Cohen & Steers, Inc.	(3,645,107)
(67,465)	StepStone Group, Inc., Class A	(4,056,670)
(188,245)	TPG, Inc.	(12,740,422)
		(66,641,886)
	AUTOMOTIVE - (0.9)%
(138,793)	Aurora Innovation, Inc.	(721,030)
(7,412)	Modine Manufacturing Company	(872,911)
(30,681)	Tesla, Inc.	(7,665,649)
		(9,259,590)
	BANKING - (1.4)%
(168,589)	Fulton Financial Corporation	(3,053,147)
(94,396)	Triumph Financial, Inc.	(8,341,775)
(71,800)	United Bankshares, Inc.	(2,705,424)
		(14,100,346)
	BIOTECH & PHARMA - (0.1)%
(15,384)	TransMedics Group, Inc.	(1,261,026)

	COMMERCIAL SUPPORT SERVICES - (2.8)%
(109,075)	Casella Waste Systems, Inc.	(10,676,261)
(3,946)	Cintas Corporation	(812,126)
(18,700)	CorVel Corporation	(5,569,234)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.8)% (Continued)
	COMMERCIAL SUPPORT SERVICES - (2.8)% (Continued)
(212,556)	Rollins, Inc.	$(10,019,890)
		(27,077,511)

	CONSTRUCTION MATERIALS - (0.4)%
(23,027)	Simpson Manufacturing Company, Inc.	(4,140,024)

	CONSUMER SERVICES - (0.3)%
(7,435)	Bright Horizons Family Solutions, Inc.	(992,349)
(68,591)	KinderCare Learning Companies, Inc.	(2,000,114)
		(2,992,463)
	CONTAINERS & PACKAGING - (0.3)%
(10,517)	UFP Technologies, Inc.	(2,808,039)

	ELECTRICAL EQUIPMENT - (2.7)%
(49,775)	AAON, Inc.	(5,685,300)
(34,839)	Badger Meter, Inc.	(6,969,542)
(148,601)	Bloom Energy Corporation, Class A	(1,426,570)
(52,925)	Napco Security Technologies, Inc.	(2,036,554)
(44,595)	Novanta, Inc.	(7,591,853)
(10,683)	Powell Industries, Inc.	(2,723,951)
		(26,433,770)
	ENGINEERING & CONSTRUCTION - (8.1)%

(39,562)	Comfort Systems USA, Inc.	(15,470,324)
(157,226)	Construction Partners, Inc., Class A	(12,378,403)
(28,707)	Dycom Industries, Inc.	(5,004,491)
(97,429)	Exponent, Inc.	(9,195,349)
(13,119)	IES Holdings, Inc.	(2,868,666)
(80,064)	Installed Building Products, Inc.	(17,365,882)
(49,989)	TopBuild Corporation	(17,665,113)
		(79,948,228)
	FOOD - (1.4)%
(122,862)	BellRing Brands, Inc.	(8,088,005)
(42,525)	Cal-Maine Foods, Inc.	(3,732,844)
(134)	Lotus Bakeries N.V.	(1,751,882)
		(13,572,731)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.8)% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - (0.7)%
(97,985)	Trex Company, Inc.	$(6,942,238)

	HEALTH CARE FACILITIES & SERVICES - (1.0)%
(7,478)	Lonza Group A.G.	(4,612,532)
(1,779)	Medpace Holdings, Inc.	(558,997)
(71,308)	RadNet, Inc.	(4,637,872)
		(9,809,401)
	HOME & OFFICE PRODUCTS - (0.5)%
(101,763)	Tempur Sealy International, Inc.	(4,875,465)

	HOME CONSTRUCTION - (1.2)%
(84,291)	Dream Finders Homes, Inc.	(2,516,086)
(47,104)	Green Brick Partners, Inc.	(3,250,647)
(19,758)	LGI Homes, Inc.	(2,006,622)
(28,430)	Patrick Industries, Inc.	(3,581,612)
		(11,354,967)
	INSURANCE - (2.8)%
(72,487)	Baldwin Insurance Group, Inc. (The)	(3,353,249)
(23,869)	Erie Indemnity Company, Class A	(10,713,362)
(126,176)	Goosehead Insurance, Inc., Class A	(13,740,566)
		(27,807,177)
	INTERNET MEDIA & SERVICES - (0.8)%
(7,873)	Spotify Technology S.A.	(3,031,892)
(62,312)	Uber Technologies, Inc.	(4,489,580)
		(7,521,472)
	LEISURE FACILITIES & SERVICES - (4.5)%
(73,134)	Cava Group, Inc.	(9,767,777)
(5,474)	Churchill Downs, Inc.	(766,907)
(9,104)	Evolution A.B.	(858,779)
(84,422)	Planet Fitness, Inc., Class A	(6,628,815)
(13,799)	Red Rock Resorts, Inc., Class A	(710,097)
(97,658)	Shake Shack, Inc., Class A	(11,882,049)
(76,467)	Sweetgreen, Inc., Class A	(2,760,459)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.8)% (Continued)
	LEISURE FACILITIES & SERVICES - (4.5)% (Continued)
(39,240)	Wingstop, Inc.	$(11,288,956)
		(44,663,839)
	LEISURE PRODUCTS - (0.5)%
(29,301)	Brunswick Corporation	(2,336,462)
(24,247)	LCI Industries	(2,698,205)
		(5,034,667)
	MACHINERY - (2.3)%
(96,637)	Ingersoll Rand, Inc.	(9,277,152)
(36,460)	Kadant, Inc.	(12,143,368)
(42,197)	Mueller Water Products, Inc.	(911,033)
		(22,331,553)
	MEDICAL EQUIPMENT & DEVICES - (3.4)%
(53,383)	Establishment Labs Holdings, Inc.	(2,300,273)
(19,385)	Glaukos Corporation	(2,563,666)
(5,325)	Intuitive Surgical, Inc.	(2,682,948)
(60,557)	LeMaitre Vascular, Inc.	(5,352,633)
(65,248)	Repligen Corporation	(8,760,849)
(3,768)	ResMed, Inc.	(913,627)
(162,338)	RxSight, Inc.	(8,224,043)
(57,128)	Vericel Corporation	(2,515,917)
		(33,313,956)
	METALS & MINING - (0.3)%
(26,125)	Southern Copper Corporation	(2,861,994)

	OIL & GAS PRODUCERS - (0.3)%
(80,184)	CNX Resources Corporation	(2,728,662)

	REAL ESTATE INVESTMENT TRUSTS - (4.6)%
(65,072)	American Tower Corporation	(13,895,475)
(156,907)	Iron Mountain, Inc.	(19,414,103)
(19,987)	SBA Communications Corporation	(4,586,417)
(39,208)	Simon Property Group, Inc.	(6,630,857)
		(44,526,852)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.8)% (Continued)
	REAL ESTATE SERVICES - (0.8)%
(52,225)	Colliers International Group, Inc.	$(7,971,624)

	RETAIL - DISCRETIONARY - (7.3)%
(70,762)	Boot Barn Holdings, Inc.	(8,813,407)
(57,990)	Builders FirstSource, Inc.	(9,939,486)
(53,509)	Carvana Company	(13,233,311)
(11,025)	Fast Retailing Company Ltd.	(3,593,235)
(16,338)	Freshpet, Inc.	(2,165,439)
(63,572)	GameStop Corporation, Class A	(1,410,027)
(24,633)	Pandora A/S	(3,714,117)
(30,225)	RH	(9,613,061)
(53,563)	Tractor Supply Company	(14,221,512)
(47,320)	Williams-Sonoma, Inc.	(6,347,032)
		(73,050,627)
	SEMICONDUCTORS - (9.2)%
(41,648)	Ambarella, Inc.	(2,340,201)
(62,651)	Analog Devices, Inc.	(13,978,065)
(14,409)	ARM Holdings plc - ADR	(2,035,992)
(86,586)	Impinj, Inc.	(16,450,474)
(32,853)	MACOM Technology Solutions Holdings, Inc.	(3,692,677)
(11,139)	Microchip Technology, Inc.	(817,268)
(138,292)	NVIDIA Corporation	(18,359,646)
(19,439)	SiTime Corporation	(3,285,385)
(77,812)	Texas Instruments, Inc.	(15,808,286)
(76,495)	Universal Display Corporation	(13,793,578)
		(90,561,572)
	SOFTWARE - (9.6)%
(19,703)	Agilysys, Inc.	(1,971,088)
(47,838)	Altair Engineering, Inc., Class A	(4,974,674)
(144,417)	Bentley Systems, Inc., Class B	(6,969,564)
(108,844)	Cloudflare, Inc., Class A	(9,546,707)
(92,825)	Global-e Online Ltd.	(3,568,193)
(58,336)	Guidewire Software, Inc.	(10,865,663)
(9,648)	Manhattan Associates, Inc.	(2,540,897)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (88.8)% (Continued)
	SOFTWARE - (9.6)% (Continued)
(176,813)	Palantir Technologies, Inc., Class A	$(7,348,348)
(39,838)	Palo Alto Networks, Inc.	(14,354,827)
(46,213)	Pro Medicus Ltd.	(5,924,642)
(23,769)	Q2 Holdings, Inc.	(2,012,284)
(271,494)	Samsara, Inc., Class A	(12,974,698)
(20,515)	Snowflake, Inc.	(2,355,532)
(10,085)	Tyler Technologies, Inc.	(6,107,375)
(67,407)	Varonis Systems, Inc.	(3,395,291)
		(94,909,783)
	SPECIALTY FINANCE - (3.0)%
(46,005)	American Express Company	(12,425,030)
(20,623)	Credit Acceptance Corporation	(8,764,775)
(234,057)	Rocket Companies, Inc.	(3,768,318)
(471,953)	UWM Holdings Corporation	(3,039,377)
(18,662)	Walker & Dunlop, Inc.	(2,041,063)
		(30,038,563)
	TECHNOLOGY HARDWARE - (2.5)%
(73,694)	Apple, Inc.	(16,648,212)
(20,422)	Arista Networks, Inc.	(7,891,878)
		(24,540,090)
	TECHNOLOGY SERVICES - (3.4)%
(9,064)	Fair Isaac Corporation	(18,065,549)
(24,902)	Insight Enterprises, Inc.	(4,355,858)
(24,989)	Jack Henry & Associates, Inc.	(4,546,249)
(598,580)	Payoneer Global, Inc.	(5,159,760)
(321,061)	Terawulf, Inc.	(2,093,318)
		(34,220,734)
	TELECOMMUNICATIONS - (1.0)%
(33,233)	AST SpaceMobile, Inc.	(791,278)
(111,495)	Cogent Communications Holdings, Inc.	(8,949,704)
		(9,740,982)
	TRANSPORTATION & LOGISTICS - (1.1)%
(48,608)	Old Dominion Freight Line, Inc.	(9,785,763)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $787,225,676)	$(874,361,768)

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Societas Europeae

(a)	Non-income producing security.

(b)	All or a portion of the security is segregated as collateral for short sales.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is 827,619 or 0.1% of net assets.

(d)	Rate disclosed is the seven-day effective yield as of October 31, 2024.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024

ASSETS
Investment securities:
At cost	$1,007,187,755
At value	$1,084,289,104
Cash collateral segregated for short sales	758,449,685
Foreign Currency (Cost $22,766,366)	22,632,696
Receivable for securities sold	8,169,983
Receivable for Fund shares sold	1,248,788
Dividends and interest receivable	3,265,478
Prepaid expenses and other assets	103,989
TOTAL ASSETS	1,878,159,723

LIABILITIES
Securities sold short (Proceeds - $787,225,676)	874,361,768
Payable for investments purchased	15,269,428
Payable for Fund shares redeemed	1,655,623
Investment advisory fees payable	1,487,614
Dividends payable on securities sold short	366,242
Shareholder servicing fees payable	158,430
Payable to related parties	227,912
Distribution (12b-1) fees payable	14,914
Accrued expenses and other liabilities	211,801
TOTAL LIABILITIES	893,753,732
NET ASSETS	$984,405,991

NET ASSETS CONSIST OF:
Paid in capital	$1,138,502,511
Accumulated loss	(154,096,520)
NET ASSETS	$984,405,991

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$674,365,275
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	38,515,933
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$17.51

Investor Class:
Net Assets	$71,061,898
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,156,728
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$17.10

Super Institutional Class:
Net Assets	$238,978,818
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,435,597
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$17.79

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $551,676)	$30,421,772
Interest	52,610,541
TOTAL INVESTMENT INCOME	83,032,313

EXPENSES
Investment advisory fees	22,612,478
Distribution (12b-1) fees:
Investor Class	233,187
Shareholder service fees - Institutional Class	2,044,892
Shareholder service fees - Investor Class	233,187
Dividends on securities sold short	12,137,163
Third party administrative servicing fees	1,224,676
Administration fees	1,065,736
Registration fees	122,493
Custodian fees	188,899
Printing expense	81,610
Compliance officer fees	59,638
Insurance expense	46,624
Legal fees	33,581
Trustees fees and expenses	26,565
Audit fees	19,050
Other expenses	73,467
TOTAL EXPENSES	40,203,246

NET INVESTMENT INCOME	42,829,067

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	226,872,995
Foreign currency transactions	(1,367,358)
Options purchased	(2,788,476)
Securities sold short	(364,274,047)
(141,556,886)
Net change in unrealized appreciation (depreciation) on:
Investments	157,455,544
Foreign currency translations	266,548
Options purchased	2,535,869
Securities sold short	(215,551,772)
(55,293,811)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(196,850,697)

NET DECREASE IN NET ASSETS	$(154,021,630)

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
FROM OPERATIONS
Net investment income	$42,829,067	$29,792,801
Net realized gain(loss) from investments, foreign currency transactions, options purchased, and securities sold short	(141,556,886)	209,066,827
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options purchased and foreign currency translations	(55,293,811)	36,351,364
Net increase(decrease) in net assets resulting from operations	(154,021,630)	275,210,992

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(158,947,676)	(142,528,065)
Investor Class	(19,856,687)	(25,232,777)
Super Institutional Class	(55,468,730)	(55,976,146)
Net decrease in net assets resulting from distributions to shareholders	(234,273,093)	(223,736,988)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	258,493,247	576,337,066
Investor Class	34,495,104	57,066,337
Super Institutional Class	279,860,491	245,855,532
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	139,769,810	124,676,221
Investor Class	18,387,517	23,529,179
Super Institutional Class	54,990,787	55,867,621
Redemption fee proceeds:
Institutional Class	80,058	46,627
Investor Class	9,636	7,099
Super Institutional Class	32,736	20,212
Payments for shares redeemed:
Institutional Class	(436,371,519)	(387,560,879)
Investor Class	(72,013,847)	(72,163,731)
Super Institutional Class	(444,984,082)	(125,782,840)
Net increase(decrease) in net assets from shares of beneficial interest	(167,250,062)	497,898,444

TOTAL INCREASE(DECREASE) IN NET ASSETS	(555,544,785)	549,372,448

NET ASSETS
Beginning of Year	1,539,950,776	990,578,328
End of Year	$984,405,991	$1,539,950,776

SHARE ACTIVITY
Institutional Class:
Shares Sold	13,663,208	26,228,196
Shares Reinvested	7,120,214	6,212,069
Shares Redeemed	(23,361,050)	(17,231,356)
Net increase(decrease) in shares of beneficial interest outstanding	(2,577,628)	15,208,909

Investor Class:
Shares Sold	1,821,274	2,590,115
Shares Reinvested	957,185	1,194,375
Shares Redeemed	(3,905,989)	(3,261,155)
Net increase(decrease) in shares of beneficial interest outstanding	(1,127,530)	523,335

Super Institutional Class:
Shares Sold	14,486,460	11,024,368
Shares Reinvested	2,764,745	2,753,456
Shares Redeemed	(22,765,877)	(5,450,336)
Net increase(decrease) in shares of beneficial interest outstanding	(5,514,672)	8,327,488

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Institutional Class

	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	October 31, 2024	October 31, 2023		October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$23.52	$23.99		$17.40	$10.67	$11.48
Activity from investment operations:
Net investment income (loss) (1)	0.61	0.49		(0.27)	(0.21)	(0.08)
Net realized and unrealized gain (loss) on investments	(2.64)	4.73		9.35	7.32	(0.36)
Total from investment operations	(2.03)	5.22		9.08	7.11	(0.44)
Less distributions from:
Net investment income	(0.57)	—		—	(0.01)	—
Net realized gains	(3.41)	(5.69)		(2.50)	(0.38)	(0.37)
Total distributions	(3.98)	(5.69)		(2.50)	(0.39)	(0.37)
Paid-in-Capital From Redemption Fees	0.00 (2)	0.00	(2)	0.01	0.01	0.00 (2)
Net asset value, end of year	$17.51	$23.52		$23.99	$17.40	$10.67
Total return (3)	(10.46)%	25.83	% (6)	58.24%	68.21%	(4.06)%
Net assets, at end of year (000’s)	$674,365	$966,505		$620,954	$265,308	$122,105
Ratio of gross expenses to average net assets (4,5)	3.16%	3.05%		2.89%	3.25%	2.97%
Ratio of net expenses to average net assets (5)	3.16%	3.07%		2.92%	3.15%	2.83%
Ratio of net investment income (loss) to average net assets	3.22%	2.15%		(1.19)%	(1.31)%	(0.76)%
Portfolio Turnover Rate	170%	140%		149%	179%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	2.22%	2.20%	2.20%	2.33%	2.37%
After fees waived/recaptured	2.22%	2.22%	2.23%	2.23%	2.23%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Investor Class

	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	October 31, 2024		October 31, 2023		October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$23.04		$23.66		$17.23	$10.57	$11.40
Activity from investment operations:
Net investment income (loss) (1)	0.55		0.41		(0.32)	(0.26)	(0.11)
Net realized and unrealized gain (loss) on investments	(2.57)		4.66		9.24	7.24	(0.36)
Total from investment operations	(2.02)		5.07		8.92	6.98	(0.47)
Less distributions from:
Net investment income	(0.51)		—		—	—	—
Net realized gains	(3.41)		(5.69)		(2.50)	(0.38)	(0.37)
Total distributions	(3.92)		(5.69)		(2.50)	(0.38)	(0.37)
Paid-in-Capital From Redemption Fees	0.00	(2)	0.00	(2)	0.01	0.06	0.01
Net asset value, end of year	$17.10		$23.04		$23.66	$17.23	$10.57
Total return (3)	(10.66	)% (6)	25.50	% (6)	57.85%	68.09%	(4.27)%
Net assets, at end of year (000’s)	$71,062		$121,751		$112,627	$27,457	$5,933
Ratio of gross expenses to average net assets (4,5)	3.41%		3.30%		3.14%	3.50%	3.22%
Ratio of net expenses to average net assets (5)	3.41%		3.32%		3.17%	3.40%	3.08%
Ratio of net investment income (loss) to average net assets	2.97%		1.85%		(1.41)%	(1.56)%	(0.99)%
Portfolio Turnover Rate	170%		140%		149%	179%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	2.47%	2.45%	2.45%	2.58%	2.62%
After fees waived/recaptured	2.47%	2.47%	2.48%	2.48%	2.48%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Super Institutional Class

	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	October 31, 2024		October 31, 2023		October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of year	$23.84		$24.19		$17.49	$10.70	$11.49
Activity from investment operations:
Net investment income (loss) (1)	0.67		0.57		(0.19)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	(2.68)		4.77		9.38	7.33	(0.35)
Total from investment operations	(2.01)		5.34		9.19	7.17	(0.42)
Less distributions from:
Net investment income	(0.63)		—		—	(0.01)	—
Net realized gains	(3.41)		(5.69)		(2.50)	(0.38)	(0.37)
Total distributions	(4.04)		(5.69)		(2.50)	(0.39)	(0.37)
Paid-in-Capital From Redemption Fees	0.00	(2)	0.00	(2)	0.01	0.01	0.00 (2)
Net asset value, end of year	$17.79		$23.84		$24.19	$17.49	$10.70
Total return (3)	(10.23	)% (6)	26.18	% (6)	58.62%	68.58%	(3.88)%
Net assets, at end of year (000’s)	$238,979		$451,696		$256,997	$60	$36
Ratio of gross expenses to average net assets (4,5)	2.91%		2.80%		2.64%	3.00%	2.72%
Ratio of net expenses to average net assets (5)	2.91%		2.82%		2.67%	2.90%	2.58%
Ratio of net investment income (loss) to average net assets	3.53%		2.45%		(0.77)%	(1.04)%	(0.59)%
Portfolio Turnover Rate	170%		140%		149%	179%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

1.97%	1.95%	1.95%	2.08%	2.12%
1.97%	1.97%	1.98%	1.98%	1.98%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024

1.	ORGANIZATION

The Invenomic Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund offers three classes of shares: Institutional Class shares, Investor Class shares and Super Institutional Class shares. The Institutional Class Shares and Investor Class shares commenced operations on June 19, 2017. The Super Institutional Class shares commenced operations on May 10, 2019. Each class of shares is offered at their net asset value. Each class of shares has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class -related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open -end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$1,044,550,443	$—	$—	$1,044,550,443
Warrant	—	566,303	—	566,303
Money Market Fund	38,474,636	—	—	38,474,636
Call Options Purchased	697,722	—	—	697,722
Total	$1,083,722,801	$566,303	$—	$1,084,289,104
Liabilities*
Securities Sold Short	$(874,361,768)	$—	$—	$(874,361,768)
Total	$(874,361,768)	$—	$—	$(874,361,768)

*	Refer to the Schedule of Investments for industry classification.

The following is a reconciliation for which level 3 inputs were used in determining value.

Tenerity, Inc.
Beginning balance November 1, 2023	$0
Purchases	—
Proceeds from sales	—
Total realized gain/(loss)	(61,772)
Change in unrealized appreciation	61,772
Ending balance October 31, 2024	$—

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non -income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Fund may be required to maintain collateral in various forms. At October 31, 2024, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also, in conjunction with the use of written options contracts and short sales, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At October 31, 2024, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2021 to October 31, 2023, or expected to be taken in the Fund’s October 31, 2024 year-end tax returns.The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

Purchases	Sales
$2,437,859,341	$3,543,738,443

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Invenomic Capital Management LP serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.74%. For the year ended October 31, 2024, the Fund incurred advisory fees in the amount of $22,612,478.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2025 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class shares and Super Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the year ended October 31, 2024 the advisor did not waive any advisory fees or recapture previously waived advisory fees. As of October 31, 2024 there are no prior waived fees available for recapture.

Invenomic Capital Management LP serves as the Authorized Service Provider to the Fund. Pursuant to a Shareholder Services Plan with the Fund, the Advisor, under the oversight of the Board, provides customers who own shares of the fund with administrative support services. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a shareholder services fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the Institutional Class and Investor Class Shares of the Fund. For the year ended October 31, 2024, the Fund incurred shareholder service fees in the amount of $2,044,892 and $233,187 for the Institutional Class and Investor Class Shares respectively.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b -1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the year ended October 31, 2024, the Fund incurred distribution fees in the amount of $233,187.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of October 31, 2024.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$697,722

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended October 31, 2024.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(2,788,476)	$2,535,869

The notional value and contracts of the derivative instruments outstanding as of October 31, 2024 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the year ended October 31,

2024 and year ended October 31, 2023 the redemption fees assessed by the Fund were as follows:

	Institutional	Investor	Super Institutional
10/31/2024	$80,058	$9,636	$32,736
10/31/2023	$46,627	$7,099	$20,212

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at October 31, 2024, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$337,555,069	$155,978,368	$(283,606,101)	$(127,627,733)

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2024 and October 31, 2023 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2024	October 31, 2023
Ordinary Income	$234,273,093	$223,736,988
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$234,273,093	$223,736,988

As of October 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$36,274,741	$—	$—	$(62,611,598)	$—	$(127,759,663)	$(154,096,520)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for partnerships. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $131,930.

At October 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$62,611,598	$—	$62,611,598	$—

Permanent book and tax differences, primarily attributable to prior year tax adjustment made for tax returns resulted in reclassification for the year ended October 31, 2024 as follows:

Paid
In	Accumulated
Capital	Deficit
$(618,757)	$618,757

9.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2024

such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of October 31, 2024 there were no securities on loan.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2024, Charles Schwab & Co. and National Financial Services LLC held approximately 50.03% and 29.93%, respectively of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co. and National Financial Services LLC. are also owned beneficially by any party who would be presumed to control the Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
of Northern Lights Fund Trust II and
Shareholders of
Invenomic Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Invenomic Fund (the “Fund”), a series of Northern Lights Fund Trust II (the “Trust”), including the schedule of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2012.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 23, 2024

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2024

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 16, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the advisory agreement (the “Invenomic Advisory Agreement”) between Invenomic Capital Management LP (“ICM”) and the Trust on behalf of the Invenomic Fund (the “Fund”).

Based on their evaluation of the information provided by ICM, in conjunction with the Invenomic Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreement with respect to the Invenomic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering renewal of the Invenomic Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Invenomic Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Invenomic Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Invenomic Fund. The materials also included due diligence materials relating to ICM (including due diligence questionnaires completed by ICM, select financial information of ICM, bibliographic information regarding ICM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Invenomic Advisory Agreement with respect to the Invenomic Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Invenomic Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Invenomic Advisory Agreement. In considering the renewal of the Invenomic Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. During the discussions with ICM, the Board reviewed materials provided by ICM relating to the Invenomic Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the Fund including the individuals that primarily monitor and execute the investment process. The Board discussed and noted they had met with ICM and were familiar with ICM’s capabilities and experience managing a mutual fund as well as its commitment to the Fund. The Board then discussed the extent of ICM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered ICM’s specific responsibilities in all aspects of the day-to-day management of Invenomic and concluded that ICM’s personnel have the qualifications and expertise to manage the Fund. The Board also noted that ICM remained committed to the Fund’s investment strategy. Additionally, the Board received responses from the representative of ICM with respect to a series of important questions, including: whether ICM is involved in any lawsuits or pending regulatory actions; whether the management of other accounts conflicts with its management of Invenomic; and whether ICM has procedures in place to adequately allocate trades among its respective clients. The Board also reviewed the descriptions provided by ICM of its practices for monitoring compliance with the Fund’s investment limitations, noting that ICM’s chief compliance officer would continually review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under ICM’s compliance program. The Board then reviewed the capitalization of ICM based on financial information and other materials provided by and discussed with ICM and concluded that ICM was sufficiently well-capitalized, or that its control person had the ability to make additional contributions in order to meet its obligations to Invenomic.

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2024

The Board discussed ICM’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding ICM’s business practices. The Board noted that the CCO of the Trust continued to represent that ICM’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted ICM’s representation that the prospectus and statement of additional information for the Fund accurately describe the investment strategies of the Fund. The Board concluded that ICM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Invenomic Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the management services to be provided by ICM were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended December 31, 2023. The Board noted that the Fund outperformed its peer group median, Morningstar category median and benchmark for the three year, five year and since inception periods and outperformed its peer group median and Morningstar category median but underperformed its benchmark for the one year period. The Board noted the portfolio managers’ ability to manage risk and concluded that past performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided by ICM, the Board discussed the comparison of the Fund’s advisory fee and total operating expense data as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that although the advisory fee was at the high end of its peer group and Morningstar category, it was not the highest in its peer group or Morningstar category. The Board reviewed the contractual arrangements for the Fund, which stated that ICM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2025, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets for Institutional Class shares, Investor Class shares and Super Institutional Class shares, respectively. The Board found such arrangements to be beneficial to shareholders although noting that the net total expense ratio was again at the high end of its peer group and Morningstar category, but not the highest in its Morningstar category. After further consideration, it was the consensus of the Board that, based on ICM’s experience and expertise, and the services provided by ICM to the Fund, the advisory fee charged by ICM to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to ICM with respect to the Fund based on breakeven and profitability reports and analyses reviewed by the Board and the selected financial information provided by ICM. The Board concluded that profits from ICM’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed ICM’s expectations for growth of the Fund. The Board noted ICM’s intentions to continue with the soft close of the Fund to new investors and the possibility of adding breakpoints. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Invenomic Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from ICM as the Trustees believed to be reasonably necessary to evaluate the terms of the Invenomic Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Invenomic Advisory Agreement are not unreasonable; (b) the investment advisory fee payable pursuant to the Invenomic Advisory Agreement is not unreasonable; and (c) the Invenomic Advisory Agreement is in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Invenomic Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 1/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 1/3/2025

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer
Date: 1/3/2025